12. FINANCIAL INSTRUMENTS (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013
ShareBasedCompensationStockOptionSixMember
Cash and cash equivalents	$ 44,440,659	$ 46,701,216